SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENTS
The total expense relating to share-based payments includes accrued compensation expense related to plans granted in the current period, plans granted in the prior period and adjustments to compensation associated with mark-to-market adjustments on cash-settled plans, as follows:

For the years ended December 31,	2020	2019
Expense related to equity-settled compensation plans	$4.4	$4.6
Expense related to cash-settled compensation plans	27.1	10.4
Total expense recognized as compensation expense	$31.5	$15.0

As at December 31,	2020	2019
Total carrying amount of liabilities for cash-settled arrangements (Note 26)	$38.4	$28.0
The following table summarizes the equity instruments outstanding related to share-based payments.

As at December 31, (In thousands)	2020	2019
Share options outstanding (i)(ii)(iii)	256	1,286
Restricted share units ("RSU") (iv)	2,494	2,448
Deferred share units ("DSU") (v)(vi)	4,751	4,881
Performance share units ("PSU") (vii)	2,119	2,274
(i)The aggregate maximum number of common shares that may be reserved for issuance under the Company's Share Incentive Plan is 24.9 million (2019: 24.9 million).
(ii)As at December 31, 2020, 256,348 share options with a weighted average exercise price of C$5.30 were outstanding and exercisable (December 31, 2019: 1,286,448 share options with a weighted exercise price of C$7.98 outstanding and exercisable).
(iii)During the year ended December 31, 2020, no share options were granted, 166,764 share options were exercised with a weighted average price of C$7.12 on the date of exercise, and 863,336 share options expired.
(iv)During the year ended December 31, 2020, the Company granted 1,229,957 RSUs with a weighted average grant date fair value of C$4.96 per RSU; a total of 1,099,890 RSUs vested and the Company credited $3.4 million (2019: $3.4 million) to share capital in respect of RSUs that vested during the year. There were a total of 83,535 RSUs cancelled during the year ended December 31, 2020.
(v)During the year ended December 31, 2020, the Company granted 222,973 DSUs and recorded an expense of $1.1 million, and 353,080 DSUs were settled.
(vi)During the fourth quarter of 2020, the Company entered into a derivative contract to mitigate the volatility of share price on DSU compensation, effectively locking in the exposure of the Company for 4.2 million DSUs (approximately 88% of outstanding DSUs at the time) at a value of C7.26 per share. For the year ended December 31, 2020, the Company recorded a mark-to-market loss on DSUs of $7.6 million and a mark-to-market gain on the DSU hedge of $0.5 million.
(vii)During the year ended December 31, 2020, 1,110,446 PSU units were granted with an expiry date of December 31, 2022 and a fair value of C$10.87 per unit at December 31, 2020. There were payouts of 1,182,980 PSU units and cancellation of 82,392 PSU units during the year ended December 31, 2020.